Deutsche Investment Management Americas Inc.
                                   Two International Place
                                   Boston, MA 02110

                                   May 4, 2006

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE: DWS RREEF Real Estate Securities Fund (the "Fund"), a series of DWS RREEF Securities Trust (the "Trust") (Reg. Nos. 333-87521, 811-09589); Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 27, 2006.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-2561.

                                    Very truly yours,

                                    /s/Nicholas J. Kolokithas
                                    Nicholas J. Kolokithas, Esq.
                                    Vice President and Counsel
                                    Deutsche Investment Management Americas Inc.

mal/nk